UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3097

Smith Barney Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28

Date of reporting period: August 31, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

MANAGED MUNICIPALS

FUND INC.

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   AUGUST 31, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

JOSEPH P. DEANE

PORTFOLIO MANAGER

DAVID T. FARE

PORTFOLIO MANAGER

Classic Series

Semi-Annual Report  •  August 31, 2004

SMITH BARNEY MANAGED

MUNICIPALS FUND INC.

JOSEPH P. DEANE

Joseph P. Deane has more than 34 years of securities business experience and has managed the fund since 1988.

Education: BA in History from Iona College

DAVID T. FARE

David T. Fare has more than 17 years of securities business experience.

Education: BA from St. John’s University

FUND OBJECTIVE

The fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*. The fund invests at least 80% of its assets in municipal securities.

FUND FACTS

FUND INCEPTION

March 4, 1981

MANAGER INVESTMENT INDUSTRY EXPERIENCE

34 Years (Joseph P. Deane)

17 Years (David T. Fare)

-------------

*

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY
GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

After an extended period of monetary easing, the Federal Reserve’s (“Fed”) monetary policymaking committee raised its federal funds ratei target from a four-decade low of 1% to 1.25% at its June meeting, representing the Fed’ s first interest rate hike in four years. It raised the rate again by an additional 25 basis points to 1.50% at its August meeting and once again to 1.75% at its September meeting, after the end of the fund’s reporting period. These increases marked a significant reversal from the Fed’s monetary policy position from June 2003, when it last slashed its rate target following a long series of accommodative rate cuts. While lower interest rates can help to stimulate the economy, higher rates can put the brakes on economic growth and help to maintain a balance between that growth and the inflation that can generally accompany it.

This past spring, the rate hikes were widely anticipated due to comments previously made by the Fed regarding the momentum behind the economy and the fact that it was prepared to push rates higher from near-historic lows. As a result, bond prices declined sharply and yields rose virtually across the board in advance of the Fed’s action in April and May, before prices stabilized somewhat over the summer before rising significantly in August. Although the municipal bond market dropped sharply this past April in accordance with the broader bond market, it rebounded over the latter half of the six-month period ending August 31, 2004.ii

Performance Review

Within this environment, the fund performed as follows: For the six months ended August 31, 2004, Class A shares of the Smith Barney Managed Municipals
Fund Inc., excluding sales charges, returned -0.25%. These shares underperformed the fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index,iii which returned 0.55% for the same period. The fund’s Lipper general municipal debt funds category average was 0.00%.1

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT

AS OF AUGUST 31, 2004

(excluding sales charges)

6 Months

Class A Shares — Managed Municipals Fund

-
0.25
%

Lehman Brothers Municipal Bond Index

0.55
%

Lipper General Municipal Debt Funds Category Average

0.00
%

The performance shown
represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.
Excluding sales charges, Class 1 shares returned -0.28%, Class B shares returned -0.52%, Class C shares returned -0.54% and Class
Y shares returned -0.16% over the six months ended August 31, 2004.

1        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2004, calculated among the 300 funds in the fund’s
Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

Special Shareholder Notice

Effective April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on Class C shares were eliminated.

Effective April 29, 2004, the Board appointed David Fare Co-Portfolio Manager of the fund, joining Joe Deane in managing the fund. Mr. Fare is Vice President and Investment Officer of the fund. Mr. Fare is an investment officer of the fund’s advisor, Smith Barney Fund Management LLC. Mr. Fare is a Director of Citigroup
Global Markets Inc. and Portfolio Manager of Citigroup Asset Management. He has been with CGM or its predecessor firms since 1989. Mr. Fare holds a B.A. from St. John’s University.

Information About Your Fund

In
recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset
Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff.
Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman,
President and Chief Executive Officer

September 22, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Certain investors may be subject to the federal
Alterative Minimum Tax, and state and local taxes apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk of default, than higher-rated obligations. The fund’s investments are subject to interest rate and credit risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]

The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii

Source: Based upon the performance of the Lehman Brothers Municipal Bond Index over the 6-month period ending August 31, 2004.

iii

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

2        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)

Investment Breakdown*

February 29,
2004

August 31, 2004

*

As a percentage of total investments. Please note that portfolio holdings are subject to change.

3        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual Total Return Without Sales Charges(2)

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period(3)

Class 1

(0.28
)%

$
1,000.00

$
997.20

0.71
%

$
3.57

Class A

(0.25
)

1,000.00

997.50

0.67

3.37

Class B

(0.52
)

1,000.00

994.80

1.19

5.98

Class C

(0.54
)

1,000.00

994.60

1.22

6.13

Class Y

(0.16
)

1,000.00

998.40

0.49

2.47

(1)

For the six months ended August 31, 2004.

(2)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(3)

Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of
5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below
are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period(2)

Class 1

5.00
%

$
1,000.00

$
1,021.63

0.71
%

$
3.62

Class A

5.00

1,000.00

1,021.83

0.67

3.41

Class B

5.00

1,000.00

1,019.21

1.19

6.06

Class C

5.00

1,000.00

1,019.06

1.22

6.21

Class Y

5.00

1,000.00

1,022.74

0.49

2.50

(1)

For the six months ended August 31, 2004.

(2)

Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Alabama — 0.7%

Huntsville, AL Solid Waste Disposal Authority & Resource Recovery Revenue, MBIA-Insured:

$ 4,940,000

AAA

5.500% due 10/1/13 (b)

$
5,436,816

8,880,000

AAA

5.500% due 10/1/14 (b)

9,727,418

4,000,000

Aaa*

Southeast, AL Gas District System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25

4,312,600

19,476,834

Arizona — 2.4%

12,170,000

BBB-

Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project), 5.450% due 6/1/09

12,387,600

Maricopa County, AZ IDA, MFH Revenue:

Bay Club at Mesa Cove Project, Series A, MBIA-Insured:

1,500,000

Aaa*

5.700% due 9/1/20

1,502,850

2,000,000

Aaa*

5.800% due 9/1/35

2,012,560

400,000

A

Laguna Point Apartments Project, 6.500% due 7/1/09

409,852

3,500,000

AAA

Series A, (Call 10/1/05 @ 102), 6.500% due 10/1/25 (c)

3,761,170

14,000,000

AAA

Mesa, AZ IDA, Discovery Health Systems Revenue, Series A, MBIA-Insured, 5.625% due 1/1/19‡

15,300,180

Phoenix, AZ Civic Improvement Corp.:

Airport Revenue, Jr. Lien, FGIC-Insured:

2,500,000

AAA

5.250% due 7/1/21 (b)

2,555,100

6,650,000

AAA

5.375% due 7/1/29 (b)

6,746,026

2,500,000

AAA

Excise Tax Revenue, (Municipal Courthouse Project), Sr. Lien, Series A, 5.250% due 7/1/24

2,631,650

Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue:

3,375,000

AA

Series A, 5.000% due 1/1/23

3,517,121

2,500,000

AA

Series B, 5.000% due 1/1/31

2,545,850

225,000

NR

Scottsdale, AZ IDA Revenue, Westminster Village Inc., First Mortgage, Series A, Call 6/1/05 @ 102, 8.250% due 6/1/15 (c)

240,644

University of Arizona COP, AMBAC-Insured:

Series A:

1,525,000

AAA

5.000% due 6/1/19

1,620,389

725,000

AAA

5.000% due 6/1/20

766,398

5,435,000

AAA

Series B, (University of Arizona Project), 5.000% due 6/1/28

5,550,439

61,547,829

Arkansas — 0.2%

4,345,000

Aaa*

Little Rock, AR School District GO, Series B, FSA-Insured, 5.500% due 2/1/30

4,592,013

California — 10.6%

4,180,000

AAA

Brea, CA Redevelopment Agency, Tax Allocation, (Redevelopment Project, Area AB), Series A, AMBAC-Insured, 5.000% due 8/1/23

4,354,390

3,000,000

Ba1*

  California Educational Facilities Authority Revenue, (Pooled College & University Project), Series A, (Call 7/1/08 @ 101), 5.625% due 7/1/23
(c)

2,738,190

4,000,000

AA-

California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35

4,436,600

California Infrastructure & Economic Development Bank Revenue:

5,000,000

AAA

Bay Area Toll Bridges Seismic Retrofit, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25

5,158,100

2,100,000

AAA

Los Angeles County Department of Public Social Services Facility, AMBAC-Insured, 5.750% due 9/1/23

2,352,840

4,875,000

AAA

California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21

5,137,080

3,730,000

AAA

California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24

3,893,598

18,500,000

AA-

California State Economic Recovery, Series A, 5.000% due 7/1/08‡

20,319,658

See Notes to
Financial Statements.

6        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

California — 10.6% (continued)

$ 1,810,000

AAA

  California Statewide Communities Development Authority, Health Facility Revenue, Community Hospital of the Monterey Peninsula, Series B, FSA-Insured,
5.250% due 6/1/23

$
1,931,379

16,260,000

AAA

Castaic Lake Water Agency COP, Series A, MBIA-Insured, 5.250% due 8/1/23‡

17,315,762

5,000,000

AAA

Contra Costa County, CA MFH Revenue, (Crescent Park Apartments Project), Series B, GNMA-Collateralized, 7.800% due 6/20/34

5,266,700

3,655,000

AAA

Cucamonga County, CA Water District COP, FGIC-Insured, 5.125% due 9/1/31

3,767,355

Department of Water and Power of the City of Los Angeles, Power System Revenue, Series B, FSA-Insured:

1,500,000

AAA

5.000% due 7/1/23

1,568,505

3,920,000

AAA

5.000% due 7/1/25

4,058,376

7,850,000

AAA

5.000% due 7/1/26

8,079,848

5,000,000

AAA

Fresno County, CA Financing Authority, Solid Waste Revenue, (American Avenue Landfill Project), MBIA-Insured, 5.750% due 5/15/14

5,244,800

Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:

50,000,000

BBB

6.750% due 6/1/39‡

46,715,500

2,750,000

BBB

6.625% due 6/1/40

2,524,610

3,000,000

AAA

Inglewood, CA Public Financing Authority Revenue, Series A, AMBAC-Insured, 5.250% due 8/1/21

3,219,180

Long Beach, CA Revenue, (Aquarium of the Pacific Project), Series A:

465,000

AAA

Escrowed to maturity with state and local government securities, 5.750% due 7/1/05

481,777

1,200,000

AAA

Pre-Refunded — Escrowed with state and local government securities to 7/1/05 Call @ 102, 5.750% due 7/1/06

1,267,032

9,925,000

AAA

Los Angeles County, CA COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33

10,294,012

3,500,000

AAA

The Metropolitan Water District of Southern CA, Water Revenue, Series B-2, FGIC-Insured, 5.000% due 10/1/24

3,645,005

Modesto, CA Irrigation District COP, Capital Improvements, Series A, FSA-Insured:

1,535,000

AAA

5.000% due 7/1/20

1,624,583

2,210,000

AAA

5.000% due 7/1/21

2,317,561

1,680,000

AAA

5.000% due 7/1/22

1,747,788

5,000,000

Aaa*

Monterey County, CA COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26

5,090,400

10,785,000

AAA

Novato, CA Unified School District, FGIC-Insured, 5.000% due 8/1/26

11,075,117

Orange County, CA Refunding Recovery, Series A, MBIA-Insured:

1,000,000

AAA

COP, 6.000% due 7/1/08

1,136,760

1,000,000

AAA

Motor Vehicle Fee Withholding, 6.000% due 6/1/09

1,153,200

3,000,000

AAA

Palmdale CA Water District Revenue COP, FGIC-Insured, 5.000% due 10/1/29

3,054,600

3,000,000

AAA

Pomona, CA Public Financing Authority Revenue, (Merged Redevelopment Project), Series AD, MBIA-Insured, 5.000% due 2/1/27

3,044,220

Rancho Cucamonga, CA Redevelopment Agency, Tax Allocation, (Rancho Redevelopment Project), MBIA-Insured:

5,000,000

AAA

5.125% due 9/1/30

5,125,400

1,000,000

AAA

Housing Set-Aside, 5.250% due 9/1/26

1,029,350

The Regents of the University of California, General Revenues, Series A, AMBAC-Insured:

4,000,000

AAA

5.000% due 5/15/23

4,180,520

3,750,000

AAA

5.000% due 5/15/24

3,899,925

4,000,000

AAA

5.000% due 5/15/25

4,139,480

6,000,000

AAA

5.000% due 5/15/26

6,174,420

2,025,000

AA-

Sacramento, CA City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25

2,167,034

10,000,000

AAA

San Diego, CA Unified School District GO, Election of 1998, Series E, FSA-Insured, 5.000% due 7/1/26

10,294,200

See Notes to
Financial Statements.

7        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

California — 10.6% (continued)

$16,675,000

AAA

  San Francisco, CA City & County Airports Commission, International Airports Revenue, Second Series 27B, FGIC-Insured, 5.125% due
5/1/26‡

$
17,161,743

San Francisco, CA City & County COP, San Bruno Jail No. 3, AMBAC-Insured:

3,000,000

AAA

5.250% due 10/1/20

3,235,590

5,000,000

AAA

5.250% due 10/1/26

5,213,500

5,000,000

AAA

San Jose, CA Redevelopment Agency, Tax Allocation, (Merged Area Redevelopment Project), MBIA-Insured, 5.000% due 8/1/24

5,164,900

San Jose, CA Unified School District GO, Santa Clara County, Series D, FSA-Insured:

4,580,000

Aaa*

5.000% due 8/1/21

4,806,069

3,000,000

Aaa*

5.125% due 8/1/25

3,122,850

5,500,000

AAA

  Santa Clara County, CA Financing Authority, Lease Revenue, (VMC Facility Replacement Project), Series A, AMBAC-Insured, (Call 11/15/04 @ 102), 6.750%
due 11/15/20 (c)†

5,672,700

1,515,000

AAA

Victorville, CA MFH Revenue, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.150% due 4/20/16

1,581,963

276,984,170

Colorado — 4.1%

Arapahoe County, CO Capital Improvement Trust Fund, Highway Revenue, Series E, Remarketed 8/31/95:

7,000,000

AAA

Call 8/31/05 @ 20.863, zero coupon due 8/31/26 (c)

1,438,850

18,000,000

AAA

Call 8/31/05 @ 103, 7.000% due 8/31/26 (c)†

19,533,960

1,000,000

A

Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15

1,070,710

  Colorado Educational & Cultural Facilities Authority Revenue Refunding and Improvement, (University of Denver Project),
AMBAC-Insured:

2,815,000

AAA

5.250% due 3/1/18

3,036,203

5,810,000

AAA

5.300% due 3/1/19

6,272,708

3,245,000

AAA

5.500% due 3/1/21

3,583,421

12,500,000

AAA

Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (e)

13,190,375

25,000,000

A

Denver, CO City & County Airport Revenue, Series A, 14.000% due 11/15/08 (b)‡

33,513,500

Denver, CO City & County COP, Series B, AMBAC-Insured, (Call 12/1/10 @ 101):

6,655,000

AAA

5.750% due 12/1/17 (c)

7,774,038

7,420,000

AAA

5.500% due 12/1/21 (c)

8,562,532

4,000,000

AAA

5.500% due 12/1/25 (c)

4,615,920

2,000,000

AAA

Golden, CO Sales & Use Tax Revenue, Series B, AMBAC-Insured, 5.100% due 12/1/20

2,120,280

1,000,000

AAA

Highlands Ranch, CO Metropolitan District No. 2, FSA-Insured, 6.500% due 6/15/10

1,181,010

105,893,507

Connecticut — 2.7%

15,000,000

AAA

Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series W, 5.125% due 7/1/27‡

15,349,500

Connecticut State Airport Revenue, Bradley International Airport, FGIC-Insured:

2,550,000

AAA

5.000% due 10/1/08

2,790,465

4,715,000

AAA

5.000% due 10/1/09

5,205,077

1,435,000

AAA

5.000% due 10/1/10

1,594,185

Mashantucket Western Pequot Tribe, CT Special Revenue:

Series A:

495,000

AAA

6.500% due 9/1/05 (e)(f)

520,097

4,000,000

Baa3*

5.500% due 9/1/28 (f)

4,048,560

Series B:

1,000,000

Baa3*

5.550% due 9/1/08 (f)

1,076,120

2,000,000

Baa3*

5.700% due 9/1/12 (f)

2,122,980

6,500,000

Baa3*

5.750% due 9/1/18 (f)

6,829,680

See Notes to
Financial Statements.

8        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Connecticut — 2.7% (continued)

South Central, CT Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured:

$ 2,715,000

AAA

5.375% due 8/1/25

$
2,886,914

7,920,000

AAA

5.375% due 8/1/30

8,395,992

University of Connecticut GO, Series A:

3,905,000

AA

5.000% due 4/1/20

4,139,651

4,500,000

AA

5.000% due 4/1/21

4,728,465

Waterbury, CT GO, Series A, FSA-Insured:

3,435,000

AAA

5.000% due 4/1/18

3,678,404

1,925,000

AAA

5.000% due 4/1/19

2,049,721

2,500,000

AAA

5.000% due 4/1/20

2,638,550

2,000,000

AAA

5.000% due 4/1/21

2,101,540

1,225,000

AAA

5.125% due 4/1/22

1,292,155

71,448,056

Delaware — 0.0%

250,000

Aaa*

Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (e)

301,913

District of Columbia — 0.7%

1,125,000

AAA

District of Columbia GO, Series A, MBIA-Insured, 5.000% due 6/1/15

1,190,306

District of Columbia Revenue:

3,000,000

AAA

American Association for the Advancement of Science Revenue, AMBAC-Insured, 5.250% due 1/1/16†

3,255,480

Georgetown University, MBIA-Insured, Converted 5/1/98:

3,900,000

AAA

Series D, 5.350% due 4/1/16

4,289,649

Series E:

3,700,000

AAA

5.350% due 4/1/17

4,063,895

5,300,000

AAA

5.350% due 4/1/18

5,821,255

18,620,585

Florida — 4.8%

  Boynton Beach, FL MFH Revenue, Clipper Cove Apartments, (Pre-Refunded — Escrowed with state and local government securities to 1/1/06 Call @
102):

750,000

AAA

6.350% due 7/1/16

810,863

1,325,000

AAA

6.400% due 7/1/21

1,433,398

Broward County, FL GO:

1,750,000

AA+

12.500% due 1/1/05

1,813,385

2,000,000

AA+

12.500% due 1/1/06

2,282,580

6,435,000

Ba1*

Capital Trust Agency, FL MFH Revenue, (River Bend Apartments Project), Series A, 5.625% due 10/1/34

5,018,399

2,000,000

AAA

Clay County, FL School Board COP, Master Lease Program, MBIA-Insured, 5.750% due 7/1/22

2,244,860

Florida State Board of Education GO, Public Education, Capital Outlay, Series A:

4,010,000

AA+

5.125% due 6/1/21

4,294,630

15,965,000

AA+

5.250% due 6/1/24‡

16,945,730

5,100,000

AAA

Lakeland, FL Electric & Water Revenue, Series A, MBIA-Insured, 5.000% due 10/1/18

5,424,615

4,095,000

AAA

Lee County, FL Transportation Facilities, Series A, AMBAC-Insured, 5.500% due 10/1/17

4,601,674

Martin County, FL IDA, IDR, (Indiantown Cogeneration Project):

13,500,000

BBB-

Series A, 7.875% due 12/15/25 (b)

13,828,185

6,010,000

BBB-

Series B, 8.050% due 12/15/25 (b)

6,159,048

675,000

A2*

Martin County, FL Special Assessment Revenue, Tropical Farms Water, 6.100% due 11/1/15

701,345

See Notes to
Financial Statements.

9        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Florida — 4.8% (continued)

Orange County, FL School Board COP:

$25,250,000

Aaa*

AMBAC-Insured, 5.500% due 8/1/25‡

$
27,101,835

18,500,000

Aaa*

Series A, MBIA-Insured, 5.250% due 8/1/23‡

19,529,340

4,500,000

AAA

Orange County, FL Tourist Development Tax Revenue, AMBAC-Insured, 5.125% due 10/1/25

4,675,815

2,740,000

AA

Orlando, FL Utilities Commission, Water & Electric Revenue, 5.000% due 10/1/23

2,850,641

2,070,000

AAA

  Palm Beach County, FL Public Improvement Revenue, (Convention Center Project), FGIC-Insured, (Pre-Refunded — Escrowed with state and local government securities to 11/1/11 Call @ 100), 5.125% due 11/1/20

2,335,829

2,000,000

AAA

  St. Lucie West Services District, FL Special Assessment Revenue, Port St. Lucie, Sr. Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250%
due 5/1/25

2,099,460

1,100,000

AAA

Village Center Community Development District, FL Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25

1,142,141

125,293,773

Georgia — 0.7%

2,000,000

AAA

Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26

2,072,820

185,000

A-1+

Burke County, GA Development Authority PCR, Oglethorpe Power Corp. Vogtle, AMBAC-Insured, 1.360% due 1/1/22 (d)

185,000

Georgia Private Colleges & Universities Authority Revenue, (Mercer University Project):

9,785,000

Baa1*

5.750% due 10/1/31

10,105,654

2,000,000

Baa1*

Series A, 5.250% due 10/1/20

2,043,760

300,000

A-1+

Monroe County, GA Development Authority PCR, Oglethorpe Power-Scherer, Series B, AMBAC-Insured, 1.360% due 1/1/20 (d)

300,000

3,500,000

NR

Savannah, GA EDA Revenue, (College of Art & Design Inc. Project), (Call 10/1/09 @ 102), 6.900% due 10/1/29 (c)

4,216,975

18,924,209

Hawaii — 1.1%

2,500,000

AAA

Hawaii State Airports System Revenue, Series A, FGIC-Insured, 5.750% due 7/1/21

2,780,950

Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A:

15,545,000

AAA

5.100% due 3/1/14 (e)‡

16,920,733

4,000,000

AAA

5.150% due 3/1/15 (e)

4,330,800

3,850,000

AAA

Honolulu, HI City & County GO, Series A, FSA-Insured, (Call 9/1/11 @ 100), 5.250% due 9/1/24 (c)

4,385,073

28,417,556

Illinois — 3.1%

500,000

AA+

  Chicago, IL Metropolitan Water Reclamation District, Greater Chicago, Capital Improvement Bonds GO, (Escrowed to maturity with state and local government securities), 7.000% due 1/1/11

593,615

50,185,000

AAA

Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31‡

53,188,572

3,585,000

AAA

Chicago, IL Wastewater Transmission Revenue, Second Lien, MBIA-Insured, 5.750% due 1/1/25

4,139,671

500,000

AAA

Cook County, IL Community College District No. 508, Chicago COP, FGIC-Insured, 8.750% due 1/1/07

575,005

Illinois State GO, First Series:

4,000,000

AAA

FGIC-Insured, 5.125% due 2/1/22

4,191,880

10,000,000

AAA

MBIA-Insured, (Call 6/1/10 @ 100), 5.625% due 6/1/25 (c)

11,460,400

2,750,000

AAA

Illinois State Partnership COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17

2,973,878

3,430,000

AAA

  University of Illinois Revenue Bonds, Auxiliary Facilities Systems, Series A, MBIA-Insured, (Pre-Refunded — Escrowed with state and local government securities to 4/1/10 Call @ 101), 5.750% due 4/1/19

3,982,299

81,105,320

See Notes to
Financial Statements.

10        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Indiana — 2.3%

$36,625,000

BBB+

  Indiana Development Finance Authority, Variable Rate Environmental Improvement Revenue Bonds, (USX Corp. Project), 5.250% due
12/1/22‡

$
40,648,623

2,500,000

BBB-

Petersburg, IN PCR Refunding, (Indianapolis Power & Light Co. Project), 6.625% due 12/1/24

2,556,950

15,000,000

AAA

Rockport, IN PCR Refunding, (Indiana Michigan Power Co. Project), Series A, AMBAC-Insured, 6.550% due 6/1/25‡

15,826,950

59,032,523

Iowa — 0.0%

495,000

VMIG 1*

Hills, Iowa Healthcare Revenue, (Mercy Hospital Project), LOC-U.S. Bank N.A., 1.350% due 8/1/32 (d)

495,000

Kansas — 0.3%

2,725,000

AAA

Johnson County, KS Unified School District No. 231 Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18

2,877,927

2,575,000

Aaa*

Kansas State Development Finance Authority Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23

2,832,217

2,000,000

Aaa*

  Wyandotte County, KS School District No. 204 GO, Refunding & Improvement, Bonner Springs, Series A, FSA-Insured, 5.600% due
9/1/20

2,217,360

7,927,504

Kentucky — 0.2%

Kentucky Infrastructure Authority, Series A:

1,200,000

A+

5.000% due 6/1/19

1,261,560

1,250,000

A+

5.000% due 6/1/20

1,307,375

1,835,000

AAA

  Kentucky State Property & Buildings Commission Revenues, (Project No. 66), Series A, MBIA-Insured, (Pre-Refunded — Escrowed with state and local government securities to 5/1/10 Call @ 100), 5.700% due 5/1/17

2,108,617

4,677,552

Louisiana — 0.1%

1,500,000

BBB-

St. Charles Parish, LA PCR Refunding, (Union Carbide Corp. Project), 5.100% due 1/1/12

1,437,915

Maine — 0.1%

3,385,000

AAA

University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30

3,590,300

Maryland — 1.2%

2,000,000

AAA

  Baltimore County, MD Mortgage Revenue Refunding, (Northbrooke Apartments Project), Series A, GNMA-Collateralized, 6.350% due
1/20/21†

2,051,600

1,375,000

AAA

  Charles County, MD County Commissioners Mortgage Revenue Refunding, (Holly Station IV Project), Series A, FHA-Insured, 6.450% due
5/1/26

1,411,314

5,000,000

AA-

Maryland State Health & Higher Educational Facilities Authority Revenue, The Johns Hopkins Hospital Issue, 5.000% due 11/15/24

5,095,700

4,470,000

AAA

Maryland State Transportation Authority, Lease Revenue, (Metrorail Parking Projects), AMBAC-Insured, 5.000% due 7/1/24

4,674,592

2,710,000

AAA

  Maryland State Transportation Authority, Parking Revenue, (Baltimore/Washington International Airport Project), Series A, AMBAC-Insured, 5.000% due
3/1/22

2,839,484

Montgomery County, MD Housing Opportunities Commission Revenue, Series A:

2,725,000

A2*

5.550% due 11/1/22

2,854,547

12,980,000

A2*

5.650% due 11/1/33

13,535,674

32,462,911

Massachusetts — 3.7%

6,000,000

Baa3*

City of Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds, (Crosstown Center Project), 6.500% due 9/1/35 (b)

5,999,940

2,200,000

AAA

Holyoke, MA GO Municipal Purpose Loan of 1996 Bonds, Series A, FSA-Insured, 5.500% due 6/15/16

2,353,780

See Notes to
Financial Statements.

11        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Massachusetts — 3.7% (continued)

Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A:

$ 765,000

AAA

5.500% due 7/1/30

$
810,617

3,235,000

AAA

Call 7/1/10 @ 100, 5.500% due 7/1/30 (c)

3,673,601

2,200,000

A2*

Massachusetts State Development Finance Agency Lease Revenue, (Visual & Performing Arts Project), 6.000% due 8/1/21

2,640,176

1,000,000

Aaa*

Massachusetts State Development Finance Agency Revenue, Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22

1,044,700

Massachusetts State GO Consolidated Loan of 2002, Series C:

12,240,000

AA-

Pre-Refunded — Escrowed with FHLMC, FNMA, FHLB and T-Notes to 11/1/12 Call @ 100, 5.250% due 11/1/30

13,785,667

6,760,000

AA-

Pre-Refunded — Escrowed with federal agency securities to 11/1/12 Call @ 100, 5.250% due 11/1/30

7,613,653

Massachusetts State Health and Educational Facilities Authority Revenue:

15,000,000

AAA

Harvard University, Series FF, 5.000% due 7/15/22‡

15,775,500

5,000,000

AAA

New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22

5,160,850

3,000,000

AA-

Partners Healthcare Systems, Series B, 5.250% due 7/1/13

3,215,070

University of Massachusetts:

5,030,000

AAA

Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31

5,216,211

9,000,000

AAA

Series C, MBIA-Insured, 5.250% due 10/1/31

9,353,700

Worcester Campus, Series B, FGIC-Insured:

1,870,000

AAA

5.125% due 10/1/20

2,004,453

1,350,000

AAA

5.125% due 10/1/21

1,435,928

1,565,000

AAA

5.125% due 10/1/22

1,650,825

1,170,000

AAA

5.125% due 10/1/23

1,222,510

5,000,000

AAA

5.250% due 10/1/31

5,185,100

2,000,000

AAA

University of Massachusetts Building Authority, Project Revenue, Sr. Series 04-1, AMBAC-Insured, 5.250% due 11/1/26

2,116,100

85,000

AA

Massachusetts State HFA, Single-Family Housing Revenue, Series 31, 6.450% due 12/1/16

86,973

5,000,000

AAA

Massachusetts State, Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, 5.000% due 6/1/21

5,258,400

95,603,754

Michigan — 6.8%

4,000,000

AA+

Byron Center, MI Public Schools GO, Q-SBLF-Insured, 5.000% due 5/1/22

4,170,800

2,795,000

AAA

Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured, 5.250% due 5/1/23

2,977,234

2,000,000

AAA

  Detroit, MI Downtown Development Authority, Tax Increment Revenue, (Development Area No. 1 Project), Series C, (Pre-Refunded — Escrowed with state and local government securities to 7/1/06 Call @ 102), 6.250% due 7/1/25

2,204,120

3,000,000

AAA

  Detroit, MI Water Supply System, Series A, FGIC-Insured, (Pre-Refunded — Escrowed with state and local government securities to 1/1/10 Call @
101), 5.750% due 7/1/26

3,464,160

3,825,000

AA+

Dundee, MI Community School District, School Building & Site, Q-SBLF-Insured, 5.500% due 5/1/30

4,037,517

East Lansing, MI School District, School Building & Site, Q-SBLF-Insured:

1,000,000

AA+

5.400% due 5/1/18

1,095,680

2,800,000

AA+

5.450% due 5/1/19

3,067,512

1,900,000

AA+

5.500% due 5/1/21

2,072,121

4,000,000

AA+

5.625% due 5/1/30

4,242,920

4,075,000

AAA

Galesburg-Augusta, MI Community Schools GO, FGIC/Q-SBLF-Insured, 5.375% due 5/1/27

4,247,047

Grand Rapids, MI Water Supply, FGIC-Insured:

1,000,000

AAA

5.250% due 1/1/17

1,086,680

3,500,000

AAA

5.250% due 1/1/18

3,786,965

1,000,000

AAA

Grand Valley, MI State University Revenue, MBIA-Insured, 5.250% due 10/1/17

1,087,730

1,990,000

AAA

Haslett, MI Public School District, Building & Site, Q-SBLF-Insured, 5.000% due 5/1/22

2,074,973

See Notes to
Financial Statements.

12        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Michigan — 6.8% (continued)

$ 5,530,000

AAA

Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27

$
5,878,667

Michigan State Hospital Finance Authority Revenue:

OSF Healthcare Systems:

5,355,000

A

6.125% due 11/15/19

5,673,837

2,500,000

A

6.250% due 11/15/24

2,647,700

30,000,000

AA-

Trinity Health Credit Group, Series C, 5.375% due 12/1/30‡

30,852,000

Michigan State Strategic Fund, Resource Recovery Limited Obligation Revenue, Central Wayne Energy:

Series A:

8,000,000

NR

6.900% due 7/1/19 (b)(g)

400,000

9,000,000

NR

7.000% due 7/1/27 (b)(g)

450,000

12,000,000

NR

Series B, 6.800% due 7/1/13 (b)(g)

600,000

55,000,000

BB-

Midland County, MI Economic Development Corp., Sub. Limited Obligation, Series A, 6.875% due 7/23/09 (b)‡

57,296,250

Midland, MI GO, AMBAC-Insured:

1,000,000

AAA

5.150% due 5/1/18

1,053,550

1,030,000

AAA

5.200% due 5/1/19

1,091,470

1,340,000

AAA

5.250% due 5/1/21

1,419,154

1,500,000

AA+

Montague, MI Public School District, Building & Site, Q-SBLF-Insured, 5.000% due 5/1/22

1,564,050

3,555,000

AA+

Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due 5/1/26

3,802,144

  Saline, MI Area Schools GO, Series A, Q-SBLF-Insured, (Pre-Refunded — Escrowed with state and local government securities to 5/1/10 Call @
100):

3,145,000

AA+

5.750% due 5/1/18

3,631,028

5,150,000

AA+

5.375% due 5/1/19

5,845,353

4,305,000

AA+

5.375% due 5/1/21

4,886,261

5,150,000

AA+

5.375% due 5/1/22

5,845,353

Stockbridge, MI Community Schools GO, Q-SBLF-Insured:

800,000

AA+

5.400% due 5/1/16

883,456

825,000

AA+

5.450% due 5/1/17

910,049

600,000

AA+

5.500% due 5/1/21

656,922

1,325,000

AA+

5.625% due 5/1/26

1,420,546

2,250,000

AAA

West Bloomfield, MI School District, School Building & Site, MBIA-Insured, 5.125% due 5/1/21

2,373,728

178,796,977

Minnesota — 3.3%

2,750,000

A3*

City of Minneapolis, MN Health Care System Revenue, Allina Health System, Series A, 6.000% due 11/15/18

3,014,248

2,500,000

AAA

Dakota County, MN Community Development Agency, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26

2,599,275

Eden Prairie, MN MFH Revenue, (Rolling Hills Project), Series A, GNMA-Collateralized:

1,000,000

A1*

6.150% due 8/20/31

1,086,760

1,000,000

A1*

6.200% due 2/20/43

1,085,560

Elk River, MN GO, Independent School District No. 728, Series A, MBIA-Insured:

9,500,000

Aaa*

5.375% due 2/1/20

10,293,345

4,250,000

Aaa*

5.500% due 2/1/21

4,700,798

Hennepin County, MN Lease Revenue COP:

2,955,000

AA+

5.000% due 11/15/14

3,170,774

3,105,000

AA+

5.000% due 11/15/15

3,322,878

150,000

NR

Minneapolis, MN Health Care Facilities Revenue, (Ebenezer Society Project), Series A, 7.000% due 7/1/12

150,504

See Notes to
Financial Statements.

13        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Minnesota — 3.3% (continued)

Minneapolis & St. Paul, MN Metropolitan Airports Commission, Airport Revenue, FGIC-Insured:

Series A:

$15,720,000

AAA

5.125% due 1/1/25‡

$
16,174,937

2,500,000

AAA

5.250% due 1/1/25

2,603,500

Sub-Series C:

8,000,000

AAA

5.250% due 1/1/26

8,295,520

7,750,000

AAA

5.250% due 1/1/32

7,984,748

Minnesota State GO:

7,400,000

AAA

5.250% due 8/1/18

7,955,222

6,375,000

AAA

5.250% due 8/1/19

6,835,530

500,000

A3*

Minnesota State, Higher Education Facility Authority Revenue, St. John’s University, Series 4-L, 5.350% due 10/1/17

526,155

Rochester, MN Electric Utility Revenue:

1,210,000

Aa3*

5.100% due 12/1/17

1,292,474

1,270,000

Aa3*

5.125% due 12/1/18

1,351,788

1,335,000

Aa3*

5.200% due 12/1/19

1,419,626

1,405,000

Aa3*

5.250% due 12/1/20

1,498,714

85,362,356

Mississippi — 0.4%

10,000,000

AAA

Mississippi Development Bank Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31

11,027,300

Missouri — 1.5%

1,750,000

AAA

Mehlville, MO School District No. R-9 COP, (Missouri Capital Improvement Project), FSA-Insured, 5.000% due 9/1/19

1,861,335

Missouri State Health & Development Facilities Authority:

Health Facilities Revenue:

345,000

BBB+

Lake of the Ozarks General Hospital, 6.000% due 2/15/06

359,773

Lake Regional Health System Project:

1,200,000

BBB+

5.125% due 2/15/18

1,208,460

2,000,000

BBB+

5.600% due 2/15/25

2,032,200

1,000,000

BBB+

5.700% due 2/15/34

1,024,170

North Kansas City, MO Hospital Revenue, North Kansas City Hospital, Series A, FSA-Insured:

1,000,000

AAA

5.000% due 11/15/23

1,033,450

900,000

AAA

5.000% due 11/15/24

928,062

1,000,000

Aaa*

Poplar Bluff, MO Public Building Corp., Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22

1,083,380

1,615,000

AAA

  St. Charles County, MO IDA, Industrial Revenue Refunding, Westchester Village Apartments, Series A, FNMA-Collateralized, 6.050% due
2/1/17

1,675,950

St. Louis, MO Airport Revenue, Airport Development Program, Series A, MBIA-Insured:

6,420,000

AAA

5.125% due 7/1/22

6,683,862

19,000,000

AAA

5.250% due 7/1/31‡

19,647,900

1,500,000

Aaa*

Springfield, MO Public Building Corp., Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24

1,559,775

39,098,317

Montana — 0.9%

33,275,000

NR

Montana State Board of Investment Resource Recovery Revenue, (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (b)‡

24,168,964

Nevada — 0.1%

2,000,000

AAA

Clark County, NV IDR Refunding, (Nevada Power Co. Project), Series C, AMBAC/TCRS-Insured, 7.200% due 10/1/22

2,009,300

See Notes to
Financial Statements.

14        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

New Hampshire — 0.0%

New Hampshire Higher Education & Health Facilities Authority Revenue:

$ 370,000

NR

First Mortgage-Odd Fellows Home, 9.000% due 6/1/14

$
384,349

115,000

BBB-

New London Hospital Association Project, 7.500% due 6/1/05

118,721

503,070

New Jersey — 8.6%

870,000

AAA

  Essex County, NJ Improvement Authority, Mortgage Revenue Refunding, Hampton Valley Apartments, Series A, MBIA/FHA-Insured, 5.650% due
1/1/15

874,298

2,390,000

AAA

Freehold Township Board of Education, State Aid Withholding, MBIA-Insured, 5.000% due 7/15/22

2,495,662

9,000,000

BBB-

Middlesex County, NJ PCA, PCR Refunding Bonds, Series 2002, (Amerada Hess Corp. Project), 5.750% due 9/15/32

9,242,460

New Jersey EDA:

880,000

NR

Economic Development Revenue Refunding, Holt Hauling & Warehousing, Series G, 8.400% due 12/15/15 (g)

501,600

2,000,000

NR

First Mortgage Revenue, (The Presbyterian Home at Montgomery Project), Series A, 6.375% due 11/1/31

2,033,460

30,450,000

BBB

PCR Refunding, (PSEG Power LLC Project), 5.000% due 3/1/12‡

31,214,600

8,990,000

A+

School Facilities Construction, Series F, 5.000% due 6/15/28

9,129,884

Special Facility Revenue, (Continental Airlines Inc. Project):

3,890,000

CCC+

5.500% due 4/1/28 (b)

1,957,993

11,030,000

B

7.000% due 11/15/30 (b)

8,596,010

New Jersey Health Care Facilities Financing Authority Revenue:

2,500,000

BB

Rahway Hospital Obligated Group, 5.000% due 7/1/08

2,458,875

Robert Wood Johnson University Hospital:

2,280,000

A+

5.500% due 7/1/14

2,475,829

1,000,000

A+

5.600% due 7/1/15

1,085,630

2,045,000

A+

5.700% due 7/1/20

2,195,430

1,500,000

BBB+

St. Peter’s University Hospital, Series A, 6.875% due 7/1/30

1,651,665

500,000

AAA

New Jersey State Educational Facilities Authority Revenue, Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25

513,935

New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, MBIA-Insured:

18,310,000

AAA

5.000% due 12/15/21‡

19,103,006

2,000,000

AAA

Call 12/15/11 @ 100, 6.000% due 12/15/19 (c)

2,374,000

2,200,000

A-

South Jersey Port Corp., NJ Revenue, 5.000% due 1/1/23

2,250,996

Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds:

90,200,000

BBB

5.750% due 6/1/32‡

81,759,986

49,565,000

BBB

6.125% due 6/1/42‡

42,002,868

223,918,187

New Mexico — 0.0%

1,000,000

BBB

Farmington, NM PCR Refunding, Southern California Edison Co., Series A, 7.200% due 4/1/21

1,004,650

New York — 4.6%

Metropolitan Transportation Authority of New York, Series A, FGIC-Insured:

Dedicated Tax Fund:

5,130,000

AAA

5.250% due 11/15/23

5,438,467

10,465,000

AAA

Pre-Refunded — Escrowed with state and local government securities to 4/1/10 Call @ 100, 5.875% due 4/1/25

12,156,877

7,500,000

AAA

State Service Contract Refunding, 5.000% due 7/1/22

7,825,125

See Notes to
Financial Statements.

15        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

New York — 4.6% (continued)

$11,750,000

AAA

Nassau County, NY Nassau Healthcare Corp., Health Systems Revenue, FSA-Insured, 5.500% due 8/1/19

$
12,893,275

5,000,000

AA

New York City, NY HDC, MFH Revenue, Series A, 5.100% due 11/1/24

5,157,500

New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue, Series B:

5,000,000

AA+

Pre-Refunded — Escrowed with state and local government securities to 6/15/10 Call @ 101, 6.000% due 6/15/33

5,891,150

3,000,000

AA+

Unrefunded Balance, 6.000% due 6/15/33

3,470,250

6,000,000

AAA

  New York City, NY Transit Authority, Metropolitan Transportation Authority, Triborough Bridge and Tunnel Authority COP, AMBAC-Insured, (Call 1/1/10 @
101), 5.875% due 1/1/30 (c)

6,674,820

New York State Dormitory Authority:

2,660,000

AA-

Department of Education, 5.000% due 7/1/24

2,732,591

7,000,000

AAA

Lease Revenue, Court Facilities, City of New York Issue, AMBAC-Insured, 5.750% due 5/15/30

7,655,550

3,895,000

AAA

Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24

4,017,731

10,000,000

AAA

State University Additional Facilities, Series B, FSA-Insured, (Call 5/15/10 @ 101), 5.500% due 5/15/30 (c)

11,538,300

New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B-1, FGIC-Insured:

2,305,000

AAA

5.400% due 4/1/17

2,511,044

2,000,000

AAA

5.500% due 4/1/18

2,227,200

Call 4/1/10 @ 101:

6,595,000

AAA

5.500% due 4/1/19 (c)

7,590,779

5,950,000

AAA

5.600% due 4/1/20 (c)

6,878,974

10,495,000

AA-

The Port Authority of NY & NJ, Consolidated Bonds, One Hundred Thirty-Second Series, 5.000% due 9/1/26

10,699,653

1,000,000

AAA

  St. Lawrence County, NY IDA, Civic Facilities Revenue, (St. Lawrence University Project), Series A, MBIA-Insured, 5.375% due
7/1/18

1,084,840

3,000,000

AAA

  Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue Bonds, Series B, (Call 1/1/22 @ 100), 5.500% due 1/1/30
(c)

3,354,270

119,798,396

North Carolina — 1.3%

Charlotte, NC COP, (2003 Governmental Facilities Projects), Series G:

3,500,000

AA+

5.250% due 6/1/23

3,742,620

3,000,000

AA+

5.000% due 6/1/24

3,102,870

1,500,000

AAA

  Charlotte, NC Water & Sewer Systems Revenue, (Pre-Refunded — Escrowed with state and local government securities to 6/1/09 Call @ 101),
5.250% due 6/1/24

1,689,555

1,145,000

AAA

Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15

1,300,686

5,230,000

AAA

Durham County, NC MFH Revenue, Alston Village Apartments, FNMA-Collateralized, 5.650% due 3/1/34, Mandatory Put 9/15/04 @ 100 (b)

5,700,177

Greensboro, NC Combined Enterprise System Revenue, Series A:

515,000

AA+

5.125% due 6/1/20

548,990

250,000

AA+

5.125% due 6/1/21

264,798

14,500,000

AAA

North Carolina State, Public Improvement, Series A, (Call 3/1/11 @ 102), 5.000% due 3/1/18 (c)‡

16,411,100

32,760,796

North Dakota — 0.1%

1,000,000

AAA

Burleigh County, ND Health Care Revenue, Medcenter One Inc., MBIA-Insured, 5.250% due 5/1/13

1,080,310

See Notes to
Financial Statements.

16        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Ohio — 9.5%

  Akron, Bath and Copley, OH Joint Township Hospital District, Hospital Revenue, (Akron General Medical Center Project),
AMBAC-Insured:

$12,230,000

AAA

5.375% due 1/1/17

$
13,198,371

1,500,000

AAA

5.375% due 1/1/22

1,587,870

2,550,000

AAA

Avon Lake, OH City School District, FGIC-Insured, 5.500% due 12/1/26

2,737,910

2,840,000

Aaa*

Brecksville-Broadview Heights, OH City School District, FGIC-Insured, 6.500% due 12/1/16

3,159,954

Canton, OH City School District GO, Variable Purpose, Series A, MBIA-Insured:

6,000,000

AAA

5.500% due 12/1/20

6,660,420

5,500,000

AAA

5.625% due 12/1/23

6,091,635

Clermont County, OH Hospital Facilities Revenue, Mercy Health System, Series B, AMBAC-Insured:

3,415,000

AAA

5.625% due 9/1/16

3,752,061

1,000,000

AAA

5.625% due 9/1/21

1,096,340

Cleveland, OH Waterworks, First Mortgage Revenue, Series H, MBIA-Insured:

980,000

NR

Pre-Refunded — Escrowed with state and local government securities to 1/1/06 Call @ 102, 5.625% due 1/1/13

1,050,923

985,000

AAA

Pre-Refunded — Escrowed with state and local government securities to 1/1/06 Call @ 102, 5.700% due 1/1/14

1,057,250

20,000

NR

Unrefunded Balance, 5.625% due 1/1/13

21,263

15,000

AAA

Unrefunded Balance, 5.700% due 1/1/14

15,673

Cuyahoga County, OH:

500,000

NR

Health Care Facilities Revenue, Judson Retirement Community, Series A, 7.000% due 11/15/10

529,940

Hospital Revenue:

Metrohealth System Project, MBIA-Insured:

1,000,000

AAA

5.625% due 2/15/17

1,087,610

5,935,000

AAA

Series A, 5.250% due 2/15/19

6,205,577

University Hospitals Health System Inc., AMBAC-Insured:

2,500,000

AAA

5.400% due 1/15/19

2,703,850

9,000,000

AAA

5.500% due 1/15/30

9,469,440

660,000

Aa*

Delaware County, OH Health Care Facilities Revenue, Centrum At Willow Brook, FHA-Insured, 6.550% due 2/1/35

694,835

3,290,000

Aaa*

Erie County, OH Garbage & Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24

3,514,839

1,000,000

AAA

Greater Cincinnati, OH Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25

1,024,060

5,400,000

Aaa*

Greene County, OH Sewer System Revenue, Governmental Enterprise, AMBAC-Insured, 5.625% due 12/1/25

5,884,920

2,515,000

AAA

Hamilton County, OH Hospital Facilities Revenue, Cincinnati Childrens Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24

2,596,813

Hamilton County, OH Sales Tax Revenue, Sub-Series B, AMBAC-Insured:

3,135,000

Aaa*

5.250% due 12/1/18

3,392,634

3,610,000

Aaa*

5.250% due 12/1/19

3,890,028

12,650,000

Aaa*

5.250% due 12/1/32

13,097,937

2,000,000

AAA

Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21

2,140,180

1,000,000

AA-

Lorain County, Ohio Hospital Revenue, Catholic Healthcenter, 5.500% due 10/1/17

1,067,060

Lucas County, OH Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:

10,000,000

AAA

5.375% due 11/15/23

10,575,600

19,550,000

AAA

5.375% due 11/15/29‡

20,304,630

1,000,000

Aaa*

Madison, OH Local School District, Butler County, MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26

1,098,070

See Notes to
Financial Statements.

17        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Ohio — 9.5% (continued)

Mason, OH COP, (Municipal Facilities Project), MBIA-Insured:

$ 1,025,000

Aaa*

5.000% due 12/1/17

$
1,092,835

1,075,000

Aaa*

5.000% due 12/1/18

1,141,274

1,080,000

Aaa*

5.000% due 12/1/19

1,141,020

1,000,000

BBB+

Miami County, OH Hospital Facilities, Upper Valley Medical Center, Series A, 6.000% due 5/15/06

1,048,460

4,325,000

Aaa*

Milford, OH Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30

4,431,092

New Albany, OH Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:

2,700,000

AAA

5.125% due 10/1/21

2,856,978

5,500,000

AAA

5.200% due 10/1/24

5,787,980

1,630,000

AA-

New Lexington, OH City School District, School Improvement, 5.375% due 12/1/21

1,783,416

17,750,000

BB+

  Ohio State Air Quality Development Authority, PCR Refunding, (The Cleveland Electric Illuminating Co. Project), Series A, 6.000% due
12/1/13‡

18,398,230

2,725,000

AA

Ohio State Building Authority, State Facilities, (Administration Building Fund Projects), Series A, 5.000% due 10/1/15

2,915,532

13,000,000

AA+

Ohio State Common Schools GO, Series D, 2.450% due 3/15/24, Mandatory Put 9/14/07 @ 100

13,075,660

Ohio State Higher Educational Facility Commission Revenue:

2,875,000

A2*

John Carroll University Project, 5.850% due 4/1/20

3,175,208

6,000,000

AA

Oberlin College 2003 Project, 5.125% due 10/1/24

6,299,520

University of Dayton Project, AMBAC-Insured:

3,380,000

AAA

5.500% due 12/1/25

3,646,919

11,710,000

AAA

5.500% due 12/1/30

12,501,596

2,390,000

AAA

Ohio State Water Development Authority Revenue, Fresh Water Improvement, 5.000% due 12/1/25

2,468,034

1,000,000

BBB

Ohio State Water Development Authority, Pollution Control Facilities Revenue, (Ohio Edison Co. Project), 5.950% due 5/15/29

1,002,530

5,000,000

Aaa*

Plain, OH Local School District, FGIC-Insured, 5.000% due 12/1/25

5,125,450

1,305,000

Aaa*

River Valley, OH Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21

1,395,567

7,410,000

A3*

Steubenville, OH Hospital Facilities Revenue, Refunding and Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30

7,854,674

University of Cincinnati, OH General Receipts, Series A, FGIC-Insured:

2,000,000

AAA

5.000% due 6/1/20

2,107,420

2,500,000

AAA

5.000% due 6/1/21

2,619,100

6,310,000

AAA

5.250% due 6/1/24

6,666,831

3,250,000

AAA

Warrensville Heights, OH City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24

3,624,823

Waterloo, OH Local School District GO, Classroom Facilities Improvement, State Aid Withholding, FGIC-Insured:

3,000,000

Aaa*

5.125% due 12/1/21

3,167,760

2,000,000

Aaa*

5.125% due 12/1/24

2,085,200

247,120,802

Oklahoma — 0.4%

1,500,000

AAA

Pottawatomie County, OK Development Authority Water Revenue, (North Dear Creek Reservoir Project), AMBAC-Insured, 5.000% due 7/1/23

1,565,160

Tulsa, OK GO:

2,100,000

AA

5.000% due 3/1/18

2,196,348

2,100,000

AA

5.000% due 3/1/19

2,186,898

2,000,000

AA

5.000% due 3/1/20

2,073,800

See Notes to
Financial Statements.

18        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Oklahoma — 0.4% (continued)

$ 1,975,000

AA

  Tulsa, OK Industrial Authority, Hospital Revenue, (St. John’s Medical Center Project), (Call 2/15/06 @ 100), 6.250% due 2/15/17
(c)

$
2,106,377

1,000,000

A+

Woods County, OK IDA, IDR Refunding, (Cargill Inc. Project), 6.250% due 10/1/14

1,023,100

11,151,683

Oregon — 1.7%

Clackamas County, OR Hospital Facilities Authority Revenue Refunding, Legacy Health System:

2,000,000

AA

5.750% due 5/1/15

2,209,500

8,000,000

AA

5.250% due 5/1/21

8,305,920

6,665,000

Aaa*

Clackamas County, OR School District No. 007J Lake Oswego, MBIA-Insured, 5.000% due 6/1/22

6,927,268

2,000,000

AAA

  Oregon State Department of Administrative Services, Lottery Revenue, Series A, FSA-Insured, Pre-Refunded — Escrowed with other securities to
4/1/02 Call @ 100, 5.500% due 4/1/18

2,305,860

3,000,000

AA+

Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26

3,106,380

Oregon State GO:

365,000

AA-

Elderly & Disabled Housing Refunding, Series B, 6.375% due 8/1/24

366,080

6,760,000

AA

Veterans’ Welfare, Series 82, 5.375% due 12/1/31

7,104,692

2,885,000

AA

Portland, OR Community College District, Series A, 5.000% due 6/1/18

3,059,139

Washington County, OR GO:

4,330,000

Aa2*

5.000% due 6/1/21

4,515,844

6,490,000

Aa2*

5.125% due 6/1/23

6,746,225

44,646,908

Pennsylvania — 2.3%

1,100,000

A-1+

Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., FNMA-Collateralized, 1.340% due 7/15/28 (d)

1,100,000

Kennett, PA Consolidated School District, State Aid Withholding, Series A, FGIC-Insured:

1,040,000

Aaa*

5.000% due 2/15/18

1,105,718

1,270,000

Aaa*

5.100% due 2/15/19

1,351,636

1,350,000

Aaa*

5.125% due 2/15/20

1,435,361

1,535,000

Aaa*

5.125% due 2/15/21

1,628,021

1,680,000

Aaa*

5.200% due 2/15/23

1,764,554

5,500,000

BBB+

Lebanon County, PA Health Facilities Authority, Hospital Revenue, (Good Samaritan Hospital Project), 5.800% due 11/15/22

5,573,755

1,605,000

AAA

Northampton County, PA General Purpose Authority, County Agreement Revenue, FSA-Insured, 5.000% due 10/1/19

1,704,558

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue, (Northampton Generating Project), Sub-Series C:

1,700,000

NR

6.875% due 1/1/11 (b)

1,713,345

12,000,000

NR

6.950% due 1/1/21 (b)

12,061,560

500,000

Baa3*

Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Refunding PA Hospital, 6.250% due 7/1/06 (e)

540,850

600,000

A-1+

Philadelphia, PA Authority IDR, Fox Chase Cancer Center, 1.350% due 7/1/10 (d)

600,000

Philadelphia, PA School District GO, State Aid Withholding, Series A, FSA-Insured, (Call 2/1/11 @ 100):

855,000

AAA

5.750% due 2/1/17 (c)

986,867

755,000

AAA

5.750% due 2/1/20 (c)

871,444

565,000

AAA

5.750% due 2/1/21 (c)

652,140

11,600,000

AAA

5.750% due 2/1/30 (c)

13,389,068

See Notes to
Financial Statements.

19        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Pennsylvania — 2.3% (continued)

$12,915,000

AAA

  State Public School Building Authority, PA School Lease Revenue, (The School District of Philadelphia Project), FSA-Insured, 5.250% due
6/1/24

$
13,723,092

60,201,969

Rhode Island — 0.2%

Rhode Island Health & Educational Building Corp.:

600,000

A-1+

Educational Institution Revenue, St. Andrew’s School Issue-Series 1999, 1.370% due 12/1/29 (d)

600,000

700,000

A-1+

Hospital Financing Revenue, Care New England Issue-Series 2002-A, 1.370% due 9/1/32 (d)

700,000

3,000,000

AAA

Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured, 6.000% due 7/1/28

3,357,690

4,657,690

South Carolina — 7.8%

Building Equity Sooner For Tomorrow, SC Installment Purchase Revenue, (The School District of Greenville County, SC Project):

9,860,000

AA-

5.875% due 12/1/19

11,165,957

7,195,000

AA-

6.000% due 12/1/20

8,221,295

104,825,000

AA-

5.500% due 12/1/28‡

109,598,708

Charleston County, SC Capital Improvement GO:

1,520,000

AA+

Pre-Refunded — Escrowed with state and local government securities to 5/1/09 Call @ 101, 5.250% due 5/1/21

1,709,164

350,000

AA+

Unrefunded Balance, 5.250% due 5/1/21

371,788

7,000,000

A

Dorchester County, SC School District, No. 2 Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29

7,065,730

2,470,000

AAA

South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Series B, MBIA-Insured, 5.250% due 4/1/26

2,582,953

  South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC-Insured, Pre-Refunded — Escrowed with state and local government securities to 10/1/11 Call @ 100:

27,250,000

Aaa*

5.100% due 10/1/27‡

30,818,388

27,500,000

Aaa*

5.125% due 10/1/31‡

31,144,575

202,678,558

Tennessee — 3.5%

Chattanooga, TN Electrical Revenue:

1,600,000

AA

5.200% due 9/1/16

1,733,344

1,600,000

AA

5.250% due 9/1/17

1,734,032

1,600,000

AA

5.250% due 9/1/18

1,721,552

6,300,000

AA

5.375% due 9/1/25

6,610,401

18,000,000

AAA

Chattanooga, TN IDB Lease/Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30‡

19,095,120

1,000,000

AAA

Franklin, TN IDB, MFH Revenue, (Landings Apartment Project), Series A, FSA-Insured, 5.900% due 10/1/16

1,049,540

11,000,000

NR

Hardeman County, TN Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17

11,511,170

Memphis-Shelby County, TN Sports Authority Inc. Revenue, (Memphis Arena Project), AMBAC-Insured:

6,915,000

AAA

Series A, 5.125% due 11/1/22

7,313,511

5,665,000

AAA

Series B, 5.125% due 11/1/21

6,031,639

14,000,000

AA

Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23

14,469,420

See Notes to
Financial Statements.

20        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Tennessee — 3.5% (continued)

Tennessee State GO, Series A, (Call 3/1/10 @ 100):

$ 3,810,000

AA

5.250% due 3/1/17 (c)

$
4,286,441

4,000,000

AA

5.250% due 3/1/18 (c)

4,500,200

7,300,000

AA-

Tennessee State School Board Authority, Higher Education Facilities, Second Program, Series A, 5.625% due 5/1/30

7,780,997

Williamson County, TN GO:

1,500,000

Aa1*

5.000% due 3/1/18

1,588,560

1,895,000

Aa1*

Rural Schools, 5.000% due 3/1/18

2,006,881

91,432,808

Texas — 2.5%

1,000,000

AAA

Brazos County, TX Health Facilities Development Corp., Franciscan Services Corp., Series A, MBIA-Insured, 5.375% due 1/1/17

1,086,980

2,600,000

BBB-

Brownsville, TX Naval District, (Union Carbide Corp. Project), 5.100% due 1/1/12

2,492,386

5,520,000

AAA

Burleson, TX ISD, Unrefunded Balance, PSFG, 6.750% due 8/1/24

5,991,739

Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue, American Airlines Inc.:

6,470,000

CCC

6.375% due 5/1/35 (b)

4,043,944

17,000,000

CCC

Series B, 6.050% due 5/1/29, Mandatory Put 11/1/05 @ 100 (b)‡

16,282,770

2,280,000

Baa2*

El Paso County, TX Housing Finance Corp., MFH Revenue, Las Lomas Apartments, Series A, 6.375% due 12/1/29

2,394,866

1,200,000

BBB-

Gulf Coast Waste Disposal Authority, TX PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12

1,150,332

Harris County, TX Health Facilities Development Corp.:

Hospital Revenue:

2,000,000

AAA

School Health Care System, Series B, 5.750% due 7/1/27 (e)

2,288,720

1,900,000

A-1+

St. Luke’s Episcopal Hospital, Series B, SPA-J.P. Morgan Chase Bank, SPA-Insured, 1.350% due 2/15/31 (d)

1,900,000

2,410,000

AA

Texas Children’s Hospital Project, Series A, 5.375% due 10/1/16

2,532,862

1,045,000

AAA

Houston, TX Community College System Revenue, Student Fee, MBIA-Insured, (Call 4/15/07 @ 100), 5.650% due 4/15/15 (c)

1,143,146

Lubbock, TX Health Facilities Development Corp. Revenue, St. Joseph Health Systems:

2,500,000

AA-

5.250% due 7/1/13

2,647,675

3,635,000

AA-

5.250% due 7/1/14

3,836,415

1,000,000

AAA

Midland County, TX Hospital District Revenue, AMBAC-Insured, 5.375% due 6/1/16

1,074,660

9,000,000

AAA

North Central, TX Health Facility Development Corp. Revenue, (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15

9,653,580

205,000

NR

Rusk County, TX Health Facilities Corp., Hospital Revenue, (Henderson Memorial Hospital Project), 7.750% due 4/1/13

206,415

250,000

Baa3*

  Tarrant County, TX Health Facilities Development Corp., Fort Worth Osteopathic Hospital, Inc., Hospital Revenue Refunding and Improvement, Unrefunded
Balance, 7.000% due 5/15/28

250,655

Texas General Services Commission Partnership Interests COP, (Office Building & Land Acquisition Project):

130,000

A-

7.000% due 8/1/14

136,384

330,000

A-

7.000% due 8/1/24

345,569

Tyler, TX Health Facilities Development Corp., (East Texas Medical Center Project):

1,350,000

AAA

Series A, MBIA-Insured, 5.500% due 11/1/17

1,444,163

1,000,000

AAA

Series B, FSA-Insured, 5.500% due 11/1/17

1,069,750

3,000,000

AAA

Series C, FSA-Insured, 5.500% due 11/1/17

3,209,250

65,182,261

See Notes to
Financial Statements.

21        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Vermont — 0.2%

Vermont Educational and Health Buildings Financing Agency Revenue, (Norwich University Project):

$ 1,250,000

Baa1*

5.300% due 9/1/23

$
1,274,175

2,650,000

Baa1*

5.500% due 9/1/28

2,681,853

1,750,000

Baa1*

5.500% due 9/1/33

1,758,628

5,714,656

Virginia — 2.9%

Arlington County, VA IDA, MFH Mortgage Revenue:

Sr. Lien, Arlington Housing Corp., (Call 7/1/05 @ 102):

705,000

A

6.300% due 7/1/16 (c)

747,251

750,000

A

6.350% due 7/1/20 (c)

795,255

1,000,000

A

6.375% due 7/1/25 (c)

1,060,550

1,000,000

A

Woodbury Park Apartments, Series A, 5.350% due 7/1/18

1,016,170

County of Chesterfield, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02:

12,500,000

BBB+

5.500% due 10/1/09

13,274,125

4,000,000

BBB+

Series B, 5.875% due 6/1/17

4,416,080

200,000

AAA

  Fairfax County, VA Redevelopment & Housing Authority, MFH Revenue Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due
6/15/17

211,192

1,000,000

AAA

Fairfax County, VA Water Authority & Water Revenue, 5.000% due 4/1/27

1,026,770

1,425,000

AAA

  Harrisonburg, VA Redevelopment & Housing Authority, MFH Revenue Refunding, (Battery Heights Associates), Series A,
GNMA-Collateralized/FHA-Insured, 6.100% due 4/20/16

1,490,094

850,000

A-1+

Loudoun County, VA IDA Revenue, Howard Hughes Medical Institute, Series A, 1.340% due 2/15/38 (d)

850,000

15,000,000

BBB+

Louisa, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02, 5.250% due 12/1/08‡

15,955,500

2,160,000

AA+

  Norfolk, VA Redevelopment & Housing Authority, Educational Facilities Revenue, Tidewater Community College Campus, (Call 11/1/05 @ 102), 5.875%
due 11/1/15 (c)

2,309,472

500,000

AAA

Prince William County, VA IDA, Potomac Place Revenue Refunding, Series A, GNMA-Collateralized, 6.250% due 12/20/27

533,360

9,895,000

AAA

  Virginia State Housing Development Authority, Commonwealth Mortgage Revenue, Series J, Sub-Series J-1, MBIA-Insured, 5.200% due
7/1/19

10,333,151

21,500,000

BBB+

York County, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02, 5.500% due 7/1/09‡

22,831,495

76,850,465

Washington — 0.0%

250,000

AAA

Washington State Public Power Supply System, (Nuclear Project No. 1), Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16

322,758

West Virginia — 0.4%

4,190,000

BBB-

Kanawha County, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12

4,016,576

7,540,000

BBB-

South Charleston, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12

7,227,919

11,244,495

Wisconsin — 0.1%

1,325,000

Aaa*

  Winneconne, WI Community School District GO, FGIC-Insured, (Pre-Refunded — Escrowed with state and local government securities to 4/1/06 Call @
100), 6.750% due 4/1/16

1,431,093

Wisconsin State Health & Educational Facilities Authority Revenue:

1,000,000

A

Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20

1,024,800

See Notes to
Financial Statements.

22        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)

August 31, 2004

FACE AMOUNT

RATING(a)

SECURITY

VALUE

Wisconsin — 0.1% (continued)

$ 1,000,000

AAA

Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16

$
1,080,180

3,536,073

TOTAL INVESTMENTS — 98.1% (Cost — $2,452,888,622**)

2,562,102,973

Other Assets in Excess of Liabilities — 1.9%

48,945,849

TOTAL NET ASSETS — 100.0%

$
2,611,048,822

(a)

All ratings are by Standard & Poor’s Ratings Service except for those which are identified by an asterisk (*), are rated by Moody’s Investors Service.

(b)

Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(c)

Pre-Refunded bonds escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)

Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(e)

Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)

Security is currently in default.

†

All or or a portion of this security is held as collateral for open futures contracts.

‡

All or a portion of this security has been segregated for open futures contracts.

**

Aggregate cost for Federal income tax purposes is substantially the same.

See page 24 through 26 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry (unaudited)***

Education

18.5
%

Transportation

16.2

General Obligation

14.0

Hospital

9.7

Tobacco

6.8

Utilities

5.4

Pollution Control Revenue

4.5

Cogeneration Facilities

4.5

Water and Sewer

3.8

Other

16.6

100.0
%

***

As a percentage of total investments. Please note that Fund holdings are as of August 31, 2004 and are subject to change.

See Notes to Financial Statements.

23        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard &
Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA

  —   Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA

  —   Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

—   Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation and “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D

  —   Bond rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aaa” to “Caa,”
where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

—   Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—   Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

24        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Ba

—   Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured.
Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—   Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.

Caa

  —   Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca

  —   Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

  —   Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR

— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

—   Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

—   Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1

— Moody’s highest rating for issues having a demand feature — VRDO.

P-1

  —   Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

25        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Abbreviations* (unaudited)

ABAG

AIG

AMBAC

BAN

BIG

CGIC

CHFCLI

CONNIE  LEE

COP

EDA

ETM

FGIC

FHA

FHLMC

FLAIRS

FNMA

FRTC

FSA

GIC

GNMA

GO

HDC

HFA

IBC

IDA

IDB

IDR

INFLOS

ISD

LOC

MBIA

MFH

MVRICS

PCR

PSFG

Q-SBLF

Radian

RAN

RIBS

RITES

SPA

SYCC

TAN

TCRS

TECP

TOB

TRAN

VA

VRDD

VRWE

—   Association of Bay Area Governments

—   American International Guaranty

—   Ambac Assurance Corporation

—   Bond Anticipation Notes

—   Bond Investors Guaranty

—   Capital Guaranty Insurance Company

—   California Health Facility Construction Loan
Insurance

—   College Construction Loan Insurance
Association

—   Certificate of Participation

—   Economic Development Authority

—   Escrowed To Maturity

—   Financial Guaranty Insurance Company

—   Federal Housing Administration

—   Federal Home Loan Mortgage Corporation

—   Floating Adjustable Interest Rate Securities

—   Federal National Mortgage Association

—   Floating Rate Trust Certificates

—   Financing Security Assurance

—   Guaranteed Investment Contract

—   Government National Mortgage Association

—   General Obligation

—   Housing Development Corporation

—   Housing Finance Authority

—   Insured Bond Certificates

—   Industrial Development Authority/Agency

—   Industrial Development Board

—   Industrial Development Revenue

—   Inverse Floaters

—   Independent School District

—   Letter of Credit

—   Municipal Bond Investors Assurance Corporation

—   Multi-Family Housing

—   Municipal Variable Rate Inverse Coupon Security

—   Pollution Control Revenue

—   Permanent School Fund Guaranty

—   Qualified School Bond Loan Fund

—   Radian Asset Assurance

—   Revenue Anticipation Notes

—   Residual Interest Bonds

—   Residual Interest Tax-Exempt Security

—   Standby Bond Purchase Agreement

—   Structured Yield Curve Certificate

—   Tax Anticipation Notes

—   Transferable Custodial Receipts

—   Tax-Exempt Commercial Paper

—   Tender Option Bonds

—   Tax and Revenue Anticipation Notes

—   Veterans Administration

—   Variable Rate Daily Demand

—   Variable Rate Wednesday Demand

*

Abbreviations may or may not appear in the Schedule of Investments.

26        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)

August 31, 2004

ASSETS:

Investments, at value (Cost — $2,452,888,622)

$
2,562,102,973

Cash

75,165

Interest receivable

36,753,174

Receivable for securities sold

24,278,308

Receivable for Fund shares sold

2,231,093

Prepaid expenses

51,166

Total Assets

2,625,491,879

LIABILITIES:

Payable to broker — variation margin

6,366,276

Payable for securities purchased

5,010,726

Payable for Fund shares reacquired

1,742,623

Investment advisory fee payable

441,762

Administration fee payable

390,086

Distribution plan fees payable

222,950

Accrued expenses

268,634

Total Liabilities

14,443,057

Total Net Assets

$
2,611,048,822

NET ASSETS:

Par value of capital shares

$
1,685,663

Capital paid in excess of par value

2,666,004,725

Undistributed net investment income

2,260,472

Accumulated net realized loss from investment transactions and futures contracts

(145,433,151
)

Net unrealized appreciation of investments and futures contracts

86,531,113

Total Net Assets

$
2,611,048,822

Shares Outstanding:

Class 1

3,422,612

Class A

126,365,782

Class B

25,293,037

Class C

11,805,005

Class Y

1,679,821

Net Asset Value:

Class 1 (and redemption price)

$15.44

Class A (and redemption price)

$15.49

Class B *

$15.50

Class C *

$15.49

Class Y (and redemption price)

$15.51

Maximum Public Offering Price Per Share:

Class 1 (based on maximum sales charge of 4.75%)

$16.21

Class A (based on maximum sales charge of 4.00%)

$16.14

*

Redemption price is NAV of Class B and C shares reduced by 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

27        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended August 31, 2004

INVESTMENT INCOME:

Interest

$
70,823,719

EXPENSES:

Investment advisory fee (Note 2)

4,225,541

Distribution plan fees (Note 4)

3,571,661

Administration fee (Note 2)

2,366,099

Transfer agency services (Note 4)

464,554

Custody

93,061

Registration fees

56,241

Audit and legal

48,161

Shareholder communications (Note 4)

46,274

Directors’ fees

42,570

Other

16,105

Total Expenses

10,930,267

Less: Investment advisory fee waiver (Notes 2 and 7)

(254,653
)

Net Expenses

10,675,614

Net Investment Income

60,148,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):

Realized Gain (Loss) From:

Investment transactions

3,065,337

Futures contracts

(46,580,233
)

Net Realized Loss

(43,514,896
)

Net Decrease in Net Unrealized Appreciation of Investments and Futures Contracts

(26,272,966
)

Net Loss on Investments and Futures Contracts

(69,787,862
)

Decrease in Net Assets From Operations

$
(9,639,757
)

See Notes to
Financial Statements.

28        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2004 (unaudited) and the Year Ended February 29, 2004

August 31

February 29

OPERATIONS:

Net investment income

$
60,148,105

$
123,630,400

Net realized loss

(43,514,896
)

(256,489
)

Increase (decrease) in net unrealized appreciation

(26,272,966
)

71,589,453

Increase (Decrease) in Net Assets From Operations

(9,639,757
)

194,963,364

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):

Net investment income

(58,016,437
)

(121,963,138
)

Decrease in Net Assets From Distributions to Shareholders

(58,016,437
)

(121,963,138
)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares

153,531,455

330,449,199

Net asset value of shares issued for reinvestment of dividends

33,094,787

69,685,879

Cost of shares reacquired

(286,523,263
)

(550,913,593
)

Decrease in Net Assets From Fund Share Transactions

(99,897,021
)

(150,778,515
)

Decrease in Net Assets

(167,553,215
)

(77,778,289
)

NET ASSETS:

Beginning of period

2,778,602,037

2,856,380,326

End of period*

$
2,611,048,822

$
2,778,602,037

  *  Includes undistributed net
investment income of:

$2,260,472

$128,804

See Notes to
Financial Statements.

29        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Financial Highlights

For a share of each class of
capital stock outstanding throughout the year ended February 28, unless otherwise noted:

Class 1 Shares

2004(1)(2)

2004(2)(3)

2003(2)

2002(2)

2001(2)(4)

Net Asset Value, Beginning of Period

$15.83

$15.42

$15.68

$15.52

$15.10

Income (Loss) From Operations:

Net investment income(5)

0.36

0.71

0.71

0.73

0.39

Net realized and unrealized gain (loss)(5)

(0.41
)

0.40

(0.23
)

0.20

0.42

Total Income (Loss) From Operations

(0.05
)

1.11

0.48

0.93

0.81

Less Distributions From:

Net investment income

(0.34
)

(0.70
)

(0.74
)

(0.76
)

(0.39
)

Excess of net investment income

—

—

—

(0.01
)

—

Total Distributions

(0.34
)

(0.70
)

(0.74
)

(0.77
)

(0.39
)

Net Asset Value, End of Period

$15.44

$15.83

$15.42

$15.68

$15.52

Total Return(6)

(0.28
)%‡

7.38
%

3.11
%

6.17
%

5.42
%‡

Net Assets, End of Period (millions)

$53

$57

$59

$62

$64

Ratios to Average Net Assets:

Expenses(7)

0.71
%†

0.71
%

0.74
%

0.78
%

0.53
%†

Net investment income(5)

4.53
†

4.55

4.55

4.69

5.11
†

Portfolio Turnover Rate

4
%

23
%

49
%

84
%

56
%

(1)

For the six months ended August 31, 2004 (unaudited).

(2)

Per share amounts have been calculated using the monthly average shares method.

(3)

For the year ended February 29, 2004.

(4)

For the period from September 12, 2000 (inception date) to February 28, 2001.

(5)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 4.68%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less that $0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(7)

The investment adviser waived a portion of its management fees for the six months ended August 31, 2004. If such fees were not waived, the annualized expense ratio would have been 0.72%.

‡

Total return is not annualized, as it may not be representative of the total return for the year.

†

Annualized.

See Notes to Financial Statements.

30        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares

2004(1)(2)

2004(2)(3)

2003(2)

2002(2)

2001(2)

2000(2)(4)

Net Asset Value, Beginning of Period

$15.88

$15.47

$15.71

$15.52

$14.16

$15.93

Income (Loss) From Operations:

Net investment income(5)

0.36

0.72

0.72

0.75

0.77

0.75

Net realized and unrealized gain (loss)(5)

(0.40
)

0.40

(0.22
)

0.20

1.35

(1.79
)

Total Income (Loss) From Operations

(0.04
)

1.12

0.50

0.95

2.12

(1.04
)

Less Distributions From:

Net investment income

(0.35
)

(0.71
)

(0.74
)

(0.75
)

(0.76
)

(0.73
)

Excess of net investment income

—

—

—

(0.01
)

—

—

Total Distributions

(0.35
)

(0.71
)

(0.74
)

(0.76
)

(0.76
)

(0.73
)

Net Asset Value, End of Period

$15.49

$15.88

$15.47

$15.71

$15.52

$14.16

Total Return(6)

(0.25
)%‡

7.40
%

3.21
%

6.29
%

15.33
%

(6.62
)%

Net Assets, End of Period (millions)

$1,957

$2,011

$1,981

$2,070

$2,008

$1,778

Ratios to Average Net Assets:

Expenses(7)

0.67
%†

0.68
%

0.68
%

0.68
%

0.68
%

0.68
%

Net investment income(5)

4.57
†

4.58

4.61

4.79

5.15

5.02

Portfolio Turnover Rate

4
%

23
%

49
%

84
%

56
%

55
%

Class B Shares

2004(1)(2)

2004(2)(3)

2003(2)

2002(2)

2001(2)

2000(2)(4)

Net Asset Value, Beginning of Period

$15.89

$15.48

$15.72

$15.53

$14.16

$15.92

Income (Loss) From Operations:

Net investment income(8)

0.32

0.63

0.64

0.66

0.69

0.68

Net realized and unrealized gain (loss)(8)

(0.40
)

0.41

(0.23
)

0.21

1.36

(1.79
)

Total Income (Loss) From Operations

(0.08
)

1.04

0.41

0.87

2.05

(1.11
)

Less Distributions From:

Net investment income

(0.31
)

(0.63
)

(0.65
)

(0.67
)

(0.68
)

(0.65
)

Excess of net investment income

—

—

—

(0.01
)

—

—

Total Distributions

(0.31
)

(0.63
)

(0.65
)

(0.68
)

(0.68
)

(0.65
)

Net Asset Value, End of Period

$15.50

$15.89

$15.48

$15.72

$15.53

$14.16

Total Return(6)

(0.52
)%‡

6.83
%

2.66
%

5.72
%

14.75
%

(7.08
)%

Net Assets, End of Period (millions)

$392

$479

$592

$685

$801

$850

Ratios to Average Net Assets:

Expenses(7)

1.19
%†

1.20
%

1.19
%

1.20
%

1.20
%

1.21
%

Net investment income(8)

4.04
†

4.06

4.09

4.25

4.63

4.50

Portfolio Turnover Rate

4
%

23
%

49
%

84
%

56
%

55
%

(1)

For the six months ended August 31, 2004 (unaudited).

(2)

Per share amounts have been calculated using the monthly average shares method.

(3)

For the year ended February 29, 2004.

(4)

For the year ended February 29, 2000.

(5)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class A shares, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(7)

The investment adviser waived a portion of its management fees for the six months ended August 31, 2004. If such fees were not waived, the annualized expense ratios for Class A and B shares would have been 0.69% and 1.21%, respectively.

(8)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class B shares, the ratio of net investment income to average net assets would have been 4.24%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than
$0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

‡

Total return is not annualized, as it may not be representative of the total return for the year.

†

Annualized.

See Notes to Financial Statements.

31        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares(1)

2004(2)(3)

2004(3)(4)

2003(3)

2002(3)

2001(3)

2000(3)(5)

Net Asset Value, Beginning of Period

$15.88

$15.47

$15.71

$15.52

$14.15

$15.92

Income (Loss) From Operations:

Net investment income(6)

0.32

0.63

0.63

0.66

0.68

0.67

Net realized and unrealized gain (loss)(6)

(0.41
)

0.40

(0.22
)

0.20

1.36

(1.80
)

Total Income (Loss) From Operations

(0.09
)

1.03

0.41

0.86

2.04

(1.13
)

Less Distributions From:

Net investment income

(0.30
)

(0.62
)

(0.65
)

(0.66
)

(0.67
)

(0.64
)

Excess of net investment income

—

—

—

(0.01
)

—

—

Total Distributions

(0.30
)

(0.62
)

(0.65
)

(0.67
)

(0.67
)

(0.64
)

Net Asset Value, End of Period

$15.49

$15.88

$15.47

$15.71

$15.52

$14.15

Total Return(7)

(0.54
)%‡

6.80
%

2.62
%

5.68
%

14.72
%

(7.19
)%

Net Assets, End of Period (millions)

$183

$196

$189

$184

$162

$142

Ratios to Average Net Assets:

Expenses(8)

1.22
%†

1.24
%

1.24
%

1.24
%

1.25
%

1.25
%

Net investment income(6)

4.01
†

4.02

4.05

4.22

4.58

4.46

Portfolio Turnover Rate

4
%

23
%

49
%

84
%

56
%

55
%

(1)

On April 29, 2004, Class L shares were renamed as Class C shares.

(2)

For the six months ended August 31, 2004 (unaudited).

(3)

Per share amounts have been calculated using the monthly average shares method.

(4)

For the year ended February 29, 2004.

(5)

For the year ended February 29, 2000.

(6)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(7)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(8)

The investment adviser waived a portion of its management fees for the six months ended August 31, 2004. If such fees were not waived, the annualized expense ratio would have been 1.24%.

‡

Total return is not annualized, as it may not be representative of the total return for the year.

†

Annualized.

See Notes to Financial Statements.

32        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares

2004(1)(2)

2004(2)(3)

2003(2)

2002(2)

2001(2)

2000(2)(4)

Net Asset Value, Beginning of Period

$15.90

$15.48

$15.73

$15.54

$14.18

$15.95

Income (Loss) From Operations:

Net investment income(5)

0.36

0.75

0.74

0.77

0.79

0.79

Net realized and unrealized gain (loss)(5)

(0.39
)

0.41

(0.23
)

0.21

1.36

(1.80
)

Total Income (Loss) From Operations

(0.03
)

1.16

0.51

0.98

2.15

(1.01
)

Less Distributions From:

Net investment income

(0.36
)

(0.74
)

(0.76
)

(0.78
)

(0.79
)

(0.76
)

Excess of net investment income

—

—

—

(0.01
)

—

—

Total Distributions

(0.36
)

(0.74
)

(0.76
)

(0.79
)

(0.79
)

(0.76
)

Net Asset Value, End of Period

$15.51

$15.90

$15.48

$15.73

$15.54

$14.18

Total Return(6)

(0.16
)%‡

7.66
%

3.32
%

6.47
%

15.52
%

(6.44
)%

Net Assets, End of Period (millions)

$26

$36

$36

$33

$27

$38

Ratios to Average Net Assets:

Expenses(7)

0.49
%†

0.50
%

0.50
%

0.50
%

0.50
%

0.51
%

Net investment income(5)

4.73
†

4.76

4.78

4.92

5.33

5.27

Portfolio Turnover Rate

4
%

23
%

49
%

84
%

56
%

55
%

(1)

For the six months ended August 31, 2004 (unaudited).

(2)

Per share amounts have been calculated using the monthly average shares method.

(3)

For the year ended February 29, 2004.

(4)

For the year ended February 29, 2000.

(5)

Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(7)

The investment adviser waived a portion of its management fees for the six months ended August 31, 2004. If such fees were not waived, the annualized expense ratio would have been 0.51%.

‡

Total return is not annualized, as it may not be representative of the total return for the year.

†

Annualized.

See Notes to Financial Statements.

33        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.
Organization and Significant Accounting Policies

The Smith Barney Managed Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are
significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a)
Investment Valuation. Securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts. Securities or
cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts.
During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(d) Class Accounting. Class specific expenses are charged to each class; investment advisory fees and general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(e) Federal Income Taxes. The Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income and capital gains sufficient to relieve it from substantially all Federal income and excise taxes.

(f) Exempt-Interest Dividends and Other Distributions. The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states’ income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

34        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

It is the Fund’s policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

2.
Investment Advisory Agreement, Administration Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the Fund’s average daily net assets up to $500 million; 0.32% on the next $1.0 billion and 0.29% of the Fund’s average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

During the six months ended August 31, 2004, SBFM waived a portion of its investment advisory fee of $254,653.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Funds’s average daily net assets up to
$500 million; 0.18% of the Fund’s average daily net assets of the next $1.0 billion and 0.16% of the Fund’s average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the
Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended August 31, 2004, the Fund paid transfer agent fees of $357,285 to CTB and PSS.

Citigroup Global Markets Inc.
(“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

There are maximum initial sales charges of 4.75% and 4.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended
August 31, 2004, CGM and its affiliates received sales charges of approximately $35,000 and $1,422,000 on sales of the Fund’s Class 1 and A, respectively. In addition, for the six months ended August 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

Class A

Class B

Class C

CDSCs

$
9,000

$
298,000

$
13,000

All officers and one Director of the
Fund are employees of Citigroup or its affiliates.

35        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.
Investments

During the six months ended August 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases

$
113,307,674

Sales

154,069,905

At August 31, 2004, the aggregate
gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation

$
170,740,752

Gross unrealized depreciation

(61,526,401
)

Net unrealized appreciation

$
109,214,351

At August 31, 2004, the Fund had the
following open futures contracts:

Number of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Loss

Contracts to Sell:

U.S. Treasury Bonds

1,891

9/04

$
197,389,759

$
212,796,594

$
(15,406,835
)

U.S. Treasury Bonds

6,969

12/04

768,460,410

775,736,813

(7,276,403
)

Net Unrealized Loss

$
(22,683,238
)

4.
Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares, calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively. For the six months ended August 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

Class A

Class B

Class C

Rule 12b-1 Distribution Plan Fees

$
1,499,841

$
1,406,148

$
665,672

For the six months ended August 31,
2004, total Transfer Agency Service expenses were as follows:

Class 1

Class A

Class B

Class C

Class Y

Transfer Agency Service Expenses

$
57,151

$
275,572

$
100,913

$
30,868

$
50

For the six months ended August 31,
2004, total Shareholder Communication expenses were as follows:

Class 1

Class A

Class B

Class C

Class Y

Shareholder Communication Expenses

$
2,953

$
29,634

$
10,638

$
2,956

$
93

36        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.
Distributions Paid to Shareholders by Class

Six Months Ended August 31, 2004

Year Ended February 29, 2004

Net Investment Income

Class 1

$
1,202,927

$
2,612,750

Class A

44,156,453

88,856,780

Class B

8,366,376

21,337,171

Class C

3,656,314

7,483,407

Class Y

634,367

1,673,030

Total

$
58,016,437

$
121,963,138

6.
Capital Shares

At August 31, 2004, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares.
Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as
follows:

Six Months Ended August 31, 2004

Year Ended February 29, 2004

Shares

Amount

Shares

Amount

Class 1

Shares sold

72,075

$
1,122,014

121,482

$
1,897,192

Shares issued on reinvestment

77,637

1,202,928

167,396

2,612,749

Shares reacquired

(333,813
)

(5,189,747
)

(523,716
)

(8,181,182
)

Net Decrease

(184,101
)

$
(2,864,805
)

(234,838
)

$
(3,671,241
)

Class A

Shares sold

8,582,017

$
134,107,459

15,920,156

$
249,903,226

Shares issued on reinvestment

1,596,966

24,821,891

3,189,025

49,938,511

Shares reacquired

(10,459,957
)

(162,987,134
)

(20,540,074
)

(321,362,728
)

Net Decrease

(280,974
)

$
(4,057,784
)

(1,430,893
)

$
(21,520,991
)

Class B

Shares sold

563,686

$
8,799,827

2,244,658

$
35,112,795

Shares issued on reinvestment

302,795

4,711,484

770,691

12,072,707

Shares reacquired

(5,707,839
)

(89,089,355
)

(11,112,328
)

(174,078,888
)

Net Decrease

(4,841,358
)

$
(75,578,044
)

(8,096,979
)

$
(126,893,386
)

Class C†

Shares sold

608,396

$
9,502,155

2,125,987

$
33,403,774

Shares issued on reinvestment

141,107

2,193,764

286,587

4,488,729

Shares reacquired

(1,251,729
)

(19,487,579
)

(2,314,352
)

(36,251,978
)

Net Increase (Decrease)

(502,226
)

$
(7,791,660
)

98,222

$
1,640,525

Class Y

Shares sold

—

—

650,885

$
10,132,212

Shares issued on reinvestment

10,565

$
164,720

36,542

573,183

Shares reacquired

(619,910
)

(9,769,448
)

(706,182
)

(11,038,817
)

Net Decrease

(609,345
)

$
(9,604,728
)

(18,755
)

$
(333,422
)

†
On April 29, 2004, Class L shares were renamed as Class C shares.

37        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.
Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset
Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM;
and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in
1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose
the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

8.
Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund
Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the
Advisers to perform under their respective contracts with the Funds.

38        Smith Barney Managed Municipals Fund
Inc.      |      2004 Semi-Annual Report

SMITH BARNEY

MANAGED MUNICIPALS FUND INC.

DIRECTORS

Dwight B. Crane

Burt N. Dorsett

R. Jay Gerken, CFA

Chairman

Elliot S. Jaffe

Stephen E. Kaufman

Joseph J. McCann*

Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA

President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

James M. Giallanza, CPA

Chief Financial Officer

and Treasurer

Joseph
P. Deane

Vice President and

Investment Officer

David T. Fare

Vice
President and

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering
Compliance Officer and

Chief Compliance Officer

OFFICERS (continued)

Kaprel Ozsolak

Controller

Robert I.
Frenkel

Secretary and

Chief Legal Officer

INVESTMENT ADVISER

AND ADMINISTRATOR

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust
Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

*

Mr. McCann became Director Emeritus on June 30, 2004.

Smith Barney Managed Municipals Fund Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and how information on the operation of the Public Reference Room may be obtained by calling 800- SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the
general information of the shareholders of Smith Barney Managed Municipals Fund Inc.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc. Member NASD, SIPC

FD0435 10/04 04-7268

ITEM 2.
CODE OF ETHICS.

Not Applicable.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.
[RESERVED]

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
[RESERVED]

ITEM 9.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.
CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c)
under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.
EXHIBITS.

(a)

Not applicable.

(b)

Attached hereto.

Exhibit 99.CERT

Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Managed Municipals Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer of

Smith Barney Managed Municipals Fund Inc.

Date: November 8, 2004

Pursuant to the
requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer of

Smith Barney Managed Municipals Fund Inc.

Date: November 8, 2004

By:

/s/ James M. Giallanza

James M. Giallanza

Chief Financial Officer of

Smith Barney Managed Municipals Fund Inc.

Date: November 8, 2004